Schedule of Investments (unaudited) January 31, 2023	iShares U.S. Long Government Bond Index Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Sponsored Agency Securities

Agency Obligations — 1.1%
Fannie Mae, 5.63%, 07/15/37	$4,000	$4,752,356
Federal Home Loan Bank, 5.50%, 07/15/36	4,730	5,491,685
Tennessee Valley Authority 5.88%, 04/01/36	11,841	13,702,298
3.50%, 12/15/42	66	57,239

		24,003,578

Total U.S. Government Sponsored Agency Securities — 1.1% (Cost: $24,876,571)		24,003,578

U.S. Treasury Obligations
U.S. Treasury Bonds 4.50%, 02/15/36 - 08/15/39	19,166	21,323,102
4.75%, 02/15/37 - 02/15/41(a)	34,628	39,556,445
5.00%, 05/15/37(a)	28,315	33,005,778
4.38%, 02/15/38 - 05/15/41	15,870	17,402,588
3.50%, 02/15/39	9,761	9,659,577
4.25%, 05/15/39 - 11/15/40	20,025	21,660,330
4.63%, 02/15/40	13,475	15,249,910
1.13%, 05/15/40 - 08/15/40(a)	75,955	50,561,046
3.88%, 08/15/40	3,203	3,298,214
1.38%, 11/15/40 - 08/15/50(a)	104,289	65,038,044
1.88%, 02/15/41 - 11/15/51(a)	242,985	174,951,998
2.25%, 05/15/41 - 02/15/52(a)	339,478	263,712,275
1.75%, 08/15/41(a)	34,909	25,431,752
3.75%, 08/15/41 - 11/15/43	47,466	47,334,849
2.00%, 11/15/41 - 08/15/51(a)	174,541	125,254,740
3.13%, 11/15/41 - 05/15/48(a)	56,536	51,370,231
2.38%, 02/15/42 - 05/15/51(a)	67,460	52,796,978
3.00%, 05/15/42 - 08/15/52(a)	298,392	263,301,818
3.25%, 05/15/42(a)	16,347	15,166,951
2.75%, 08/15/42 - 11/15/47(a)	161,538	137,000,385

Security	Par (000)	Value

U.S. Treasury Obligations (continued)
U.S. Treasury Bonds (continued) 3.38%, 08/15/42 - 11/15/48(a)	$31,077	$29,337,446
4.00%, 11/15/42 - 11/15/52(a)	31,800	33,937,843
2.88%, 05/15/43 - 05/15/52(a)	120,608	104,115,025
3.63%, 08/15/43 - 02/15/44	15,356	15,002,432
2.50%, 02/15/45 - 05/15/46(a)	275,030	221,436,285
1.25%, 05/15/50(a)	23,928	14,060,504
1.63%, 11/15/50(a)	258,969	167,500,341

Total U.S. Treasury Obligations — 97.1% (Cost: $2,324,515,929)		2,018,466,887

Total Long-Term Investments — 98.2% (Cost: $2,349,392,500)		2,042,470,465

	Shares

Short-Term Securities

Money Market Funds — 45.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(b)(c)(d)	951,072,063	951,642,706

Total Short-Term Securities — 45.8% (Cost: $951,136,577)		951,642,706

Total Investments — 144.0% (Cost: $3,300,529,077)		2,994,113,171
Liabilities in Excess of Other Assets — (44.0)%		(915,386,162)

Net Assets — 100.0%		$2,078,727,009

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$667,911,530	$283,112,835	(a)	$—	$(9,291)	$627,632	$951,642,706	951,072,063	$411,750	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

1

Schedule of Investments (unaudited) (continued) January 31, 2023	iShares U.S. Long Government Bond Index Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Ultra U.S. Treasury Bond	41	03/22/23	$5,866	$322,128

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Sponsored Agency Securities	$—	$24,003,578	$—	$24,003,578
U.S. Treasury Obligations	—	2,018,466,887	—	2,018,466,887
Short-Term Securities
Money Market Funds	951,642,706	—	—	951,642,706

	$951,642,706	$2,042,470,465	$—	$2,994,113,171

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$322,128	$—	$—	$322,128

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

S C H E D U L E O F I N V E S T M E N T S	2